OTHER FINANCIAL INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Financial Income And Cost [Abstract]
Schedule of other financial income and expenses

Amounts in $ ‘000	2023	2022	2021
Interest income	3,663	85	53
Foreign currency gains	—	4,400	14,841
Other financial income	3,663	4,485	14,894
Foreign currency losses	(2,971)	—	—
Interest loans and borrowings	(4,876)	(4,736)	(5,296)
Interest leases	(1,088)	(622)	(795)
Other financial expenses	(134)	(105)	(94)
Other financial expenses	(9,069)	(5,463)	(6,185)

Total other financial income and expenses	(5,406)	(978)	8,709